Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and Due from Banks	$ 3,162.4		$ 3,752.7
Federal Funds Sold and Securities Purchased under Agreements to Resell	529.6		60.8
Interest-Bearing Deposits with Banks	19,397.4		18,803.5
Federal Reserve Deposits and Other Interest-Bearing	12,911.5		7,619.7
Securities
Available for Sale	28,392.8		28,643.5
Held to Maturity (Fair value of $2,321.4 and $2,394.8)	2,325.8		2,382.0
Trading Account	1.7		8.0
Total Securities	30,720.3		31,033.5
Loans and Leases
Commercial	12,620.0		12,897.2
Personal	16,765.5		16,607.3
Total Loans and Leases	29,385.5		29,504.5
Allowance for Credit Losses Assigned to Loans and Leases	(278.1)		(297.9)
Buildings and Equipment	458.8		469.9
Client Security Settlement Receivables	1,355.2		2,049.1
Goodwill	540.7		537.8
Other Assets	4,764.0		3,930.2
Total Assets	102,947.3		97,463.8
Deposits
Demand and Other Noninterest-Bearing	16,888.7		20,519.0
Savings and Money Market	14,991.5		15,189.7
Savings Certificates and Other Time	1,874.4		2,466.1
Non-U.S. Offices - Noninterest-Bearing	1,881.8		3,512.8
- Interest-Bearing	48,461.7		39,720.2
Total Deposits	84,098.1		81,407.8
Federal Funds Purchased	965.1		780.2
Securities Sold under Agreements to Repurchase	917.3		699.8
Other Borrowings	1,558.6		367.4
Senior Notes	1,996.6	[1],[2]	2,405.8	[1],[2]
Long-Term Debt	1,709.2		1,421.6
Floating Rate Capital Debt	277.1		277.0
Other Liabilities	3,513.3		2,577.2
Total Liabilities	95,035.3		89,936.8
STOCKHOLDERS' EQUITY
Common Stock, $1.66 2/3 Par Value; Authorized 560,000,000 shares; Outstanding shares of 237,322,035 and 238,914,988	408.6		408.6
Additional Paid-in Capital	1,035.7		1,012.7
Retained Earnings	7,134.8		6,702.7
Accumulated Other Comprehensive Loss	(244.3)		(283.0)
Treasury Stock (7,849,489 and 6,256,536 shares, at cost)	(422.8)		(314.0)
Total Stockholders' Equity	7,912.0		7,527.0
Total Liabilities and Stockholders' Equity	$ 102,947.3		$ 97,463.8

[1]	Not redeemable prior to maturity.
[2]	Debt issue costs are recorded as an asset and amortized on a straight-line basis over the life of the Note.